Accrued Liabilities	12 Months Ended
Dec. 31, 2022
Accrued Liabilities [Abstract]
Accrued Liabilities	Accrued Liabilities
Accrued liabilities are comprised of the following:

	December 31,
	2021	2022
Interest on long-term debt	$420	$2,235
Vessels’ operating and voyage expenses	2,824	7,305
Commissions	315	464
Interest on derivatives and other finance expenses	1,600	635
General and administrative expenses	212	127
Total	$5,371	$10,766